Document and Entity Information	Jan. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2024
Current Fiscal Year End Date	--08-31
Entity File Number	000-22496
Entity Registrant Name	RADIUS RECYCLING, INC.
Entity Central Index Key	0000912603
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0341923
Entity Address, Address Line One	299 SW Clay Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97201
City Area Code	503
Local Phone Number	224-9900
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	RDUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Schnitzer Steel Industries, Inc.